Capital Risk - Summary of Regulatory Capital Resources (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Regulatory Capital Resources [Line Items]
CET1 capital	£ 10,848	£ 11,059
AT1 capital	2,306	2,472
Tier 1 capital	13,154	13,531
Tier 2 capital	1,573	1,857
Total regulatory capital	14,727	15,388
– Additional value adjustments
Disclosure Of Regulatory Capital Resources [Line Items]
CET1 capital	(25)	(21)
– Goodwill (net of tax)
Disclosure Of Regulatory Capital Resources [Line Items]
CET1 capital	(1,130)	(1,150)
– Other intangibles
Disclosure Of Regulatory Capital Resources [Line Items]
CET1 capital	(195)	(199)
– Fair value reserves related to gains or losses on cash flow hedges
Disclosure Of Regulatory Capital Resources [Line Items]
CET1 capital	(110)	(486)
– Negative amounts resulting from the calculation of regulatory expected loss amounts
Disclosure Of Regulatory Capital Resources [Line Items]
CET1 capital	(585)	(368)
– Gains or losses on liabilities valued at fair value resulting from changes in own credit standing
Disclosure Of Regulatory Capital Resources [Line Items]
CET1 capital	0	(6)
– Deferred tax assets that rely on future profitability excluding timing differences
Disclosure Of Regulatory Capital Resources [Line Items]
CET1 capital	(2)	(9)
– Defined benefit pension fund assets
Disclosure Of Regulatory Capital Resources [Line Items]
CET1 capital	(1,061)	(364)
– Dividend accrual
Disclosure Of Regulatory Capital Resources [Line Items]
CET1 capital	(17)	(18)
– IFRS 9 Transitional Adjustment
Disclosure Of Regulatory Capital Resources [Line Items]
CET1 capital	21	73
– Deductions for non-controlling interests
Disclosure Of Regulatory Capital Resources [Line Items]
CET1 capital	0	(162)
CET1 capital before regulatory adjustments
Disclosure Of Regulatory Capital Resources [Line Items]
CET1 capital	13,952	13,769
– Capital instruments
Disclosure Of Regulatory Capital Resources [Line Items]
CET1 capital	7,060	7,060
AT1 capital	2,191	2,241
Tier 2 capital	2,263	2,076
– Retained earnings
Disclosure Of Regulatory Capital Resources [Line Items]
CET1 capital	6,754	6,030
– Accumulated other reserves and non-controlling interests
Disclosure Of Regulatory Capital Resources [Line Items]
CET1 capital	138	679
– Amount of qualifying items subject to phase out from AT1
Disclosure Of Regulatory Capital Resources [Line Items]
AT1 capital	163	324
– Regulatory deductions for instruments issued by subsidiary undertakings
Disclosure Of Regulatory Capital Resources [Line Items]
AT1 capital	(48)	(93)
Tier 2 capital	(725)	(571)
– Amount of qualifying items subject to phase out from Tier 2
Disclosure Of Regulatory Capital Resources [Line Items]
Tier 2 capital	£ 35	£ 352